Operating expenses	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Operating expenses	Operating expenses

	2022	2021	2020
	£m	£m	£m
Infrastructure costs
Property and equipment	1,649	1,538	1,590
Depreciation and amortisation	1,723	1,673	1,539
Impairment of property, equipment and intangible assets[a]	63	403	194
Total infrastructure costs	3,435	3,614	3,323
Administration and general expenses
Consultancy, legal and professional fees	669	610	567
Marketing and advertising	500	399	330
UK bank levy	176	170	299
Other administration and general expenses	1,101	958	1,117
Total administration and general expenses	2,446	2,137	2,313
Staff costs	9,252	8,511	8,097
Litigation and conduct	1,597	397	153
Operating expenses	16,730	14,659	13,886
Note
a    In 2021, Impairment of property, equipment and intangible assets included £266m relating to structural cost actions taken as part of the real estate review.

For further details on staff costs including accounting policies, refer to Note 31.